Taxes on Income (Details) - Schedule of Reconciliation of the Theoretical Tax Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of The Theoretical Tax Expenses [Abstract]
Income (Loss) before taxes on income	$ (21,806)	$ (10,097)	$ 4,151
Theoretical tax rate	23.00%	23.00%	23.00%
Theoretical tax expense (benefit)	$ (5,015)	$ (2,322)	$ 955
Change in fair value of assets and liabilities measured at fair value through profit or loss	862	(38)	(275)
Share-based compensation	178	183	539
Amortization of excess purchase price of an associate			60
Profit recognized upon deconsolidation			(2,678)
Profit recognized upon first time consolidation		(529)
Non-deductible expenses	547	723
Equity losses	945	611	494
Net loss from derecognition of investments accounted for using the equity method upon loss of significant influence	513
Different tax rates applicable to subsidiaries	(46)	(360)	(85)
Tax benefits in respect of prior years	29	(84)
Other	95	17
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	1,818	1,910	1,095
Tax expense (benefit)	$ (74)	$ 111	$ 105